UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Pomona Investment Fund
Consolidated Schedule of Investments (unaudited)
December 31, 2019

Private Equity Investments [a,h] (100.18%)	Geographic	Original
Direct Investments/Co-Investments (7.04%)	Region [b]	Acquisition Date	Fair Value
AAA Partners, Inc. [c]	North America	06/21/2019	$2,509,054
Investcorp Aspen Offshore Fund, L.P.	North America	07/01/2019	5,016,027
Roark Capital Partners II Sidecar, L.P. [c]	North America	10/18/2018	716,947
WP AUSA, L.P. [c]	North America	07/22/2019	4,533,605
Total Co-Investments (7.04%)			12,775,633

Primary Investments (0.83%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P. [c]	Europe	04/11/2019	279,777
Hellman & Friedman Capital Partners IX (Parallel), L.P. [c]	North America	09/28/2018	(12,722)
Roark Capital Partners V (TE) L.P. [c]	North America	04/30/2018	1,227,626
The Veritas Capital Fund VII, L.P. [c]	North America	10/10/2019	-
Total Primary Investments (0.83%)			1,494,681

Seasoned Primary Investments (7.58%)
Aerospace, Transportation and Logistics Fund II LP	North America	03/31/2019	1,267,885
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	579,755
Gryphon Partners IV, L.P.	North America	06/24/2016	7,735,911
Ironsides Direct Investment Fund V, L.P. [c]	North America	12/31/2019	238,851
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,288,803
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	1,643,748
Total Seasoned Primary Investments (7.58%)			13,754,953

Secondary Investments (84.73%)
ABRY Partners V, L.P.	North America	12/31/2018	70,305
Advent International GPE VII-B Limited Partnership	North America	06/30/2015	2,933,846
Advent International GPE VII-C Limited Partnership [c]	North America	12/31/2019	2,158,120
Altor 2003 Fund (No. 1) LP [c]	Europe	12/31/2018	11,122
AP VIII Private Investors, LLC	Europe	06/28/2019	3,845,029
AP VIII Private Investors Offshore (USD), L.P.	Europe	06/30/2017	191,492
Apax Europe VI - A, L.P. [c]	Europe	12/30/2016	656,368
Apollo Investment Fund VI, L.P. [c]	North America	12/31/2018	70,636
Apollo Investment Fund VII, L.P.	North America	09/29/2017	223,910
Ares Corporate Opportunities Fund III, L.P. [c]	North America	12/31/2019	800,973
Audax Mezzanine Fund II, L.P. [c]	North America	09/30/2015	896
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	1,899,909
Audax Private Equity Fund, L.P. [c]	North America	12/31/2018	3,545
Audax Private Equity Fund II, L.P. [c]	North America	12/31/2018	31,473
Audax Private Equity Fund III, L.P. [c]	North America	09/30/2015	537,330
Audax Private Equity Fund IV, L.P.	North America	09/29/2017	240,518
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	479,908
Avista Capital Partners (Offshore) II, L.P. [c]	North America	12/31/2019	599,227
Avista Capital Partners III, L.P. [c]	North America	12/31/2019	53,306
Avista Healthcare Partners, L.P. [c]	North America	12/31/2019	1,148,982
Bain Capital Asia Fund II, L.P. [c]	North America	12/31/2019	1,410,726
Bain Capital Distressed and Special Situations 2013 E, L.P. [c]	North America	06/30/2015	226,318
Bain Capital Europe Fund III, L.P. [c]	North America	12/30/2016	426,152
Bain Capital Fund VII, L.P.	North America	12/29/2017	5,413,128
Bain Capital Fund VIII, L.P. [c]	North America	12/30/2015	12,848
Bain Capital Fund VIII-E, L.P. [c]	North America	12/31/2018	4,801
Bain Capital Fund IX, L.P. [c]	North America	12/31/2018	409,367
Bain Capital Fund X, L.P.	North America	12/30/2015	2,583,737
Bain Capital VII Coinvestment Fund, L.P.	North America	12/29/2017	77,218
Bain Capital VIII Coinvestment Fund, L.P. [c]	North America	12/31/2018	1,508
Bain Capital IX Coinvestment Fund, L.P. [c]	North America	12/31/2018	69,946
BCP V-S L.P. [c]	North America	09/29/2017	40,394
Berkshire Fund VI, Limited Partnership [c]	North America	12/31/2018	3,550,470
Berkshire Fund VII, L.P.	North America	12/31/2018	262,335
Blackstone Capital Partners V L.P.	North America	09/29/2017	312,186
Carlyle Partners IV, L.P.	North America	12/31/2018	32,346
Carlyle Partners V, L.P. [c]	North America	12/31/2019	213,519
CDRF8 Private Investors, LLC [c]	North America	06/30/2017	178,510
Cerberus Institutional Partners, L.P. - Series Three	North America	12/30/2016	26,599
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	762,691
CHP III, L.P. [c]	North America	09/29/2017	323,674
CI Capital Investors II, L.P. [c]	North America	12/31/2019	389,899
CI Capital Investors III, L.P. [c]	North America	12/31/2019	988,318
Clearlake Capital Partners IV, L.P. [c]	North America	12/31/2019	2,381,347
Clearlake Opportunities Partners (P-Offshore), L.P. [c]	North America	12/31/2019	699,792
Clyde Blowers Capital Fund III LP [c]	Europe	06/30/2015	229,978
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	384,043
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	1,987,127
DCM IV, L.P. [c]	North America	06/30/2015	413,233
DCM V, L.P. [c]	North America	06/30/2015	378,865
DCM VI, L.P. [c]	North America	06/30/2015	1,159,357
Francisco Partners II, L.P. [c]	North America	12/31/2018	206,026
FSN Capital IV L.P. [c]	Europe	12/31/2019	561,385
General Atlantic Investment Partners 2013, L.P. [c]	North America	12/31/2019	3,735,000
GESD Investors II, L.P. [c]	North America	09/29/2017	883,587
Green Equity Investors V, L.P.	North America	09/29/2017	3,003,370

Pomona Investment Fund
Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2019

Private Equity Investments [a,h] (100.18%) (continued)	Geographic	Original
Secondary Investments (84.73%) (continued)	Region [b]	Acquisition Date	Fair Value
Gridiron Capital Fund II, L.P. [c]	North America	12/31/2019	$2,530,358
Gridiron Energy Feeder I, L.P. [c]	North America	05/10/2017	2,464,315
GS Capital Partners VI Parallel, L.P. [c]	North America	12/31/2019	145,320
GSO Capital Opportunities Overseas Fund L.P. [c]	North America	12/30/2015	45,064
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	94,986
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	457,157
H.I.G. Capital Partners IV, L.P. [c]	North America	12/31/2018	1,283,115
Harvest Partners V, L.P.	North America	12/29/2017	1,324
HgCapital 5 L.P. [c]	Europe	12/31/2018	100,085
Hellman & Friedman Capital Partners VI, L.P.	North America	03/31/2019	373,456
Hellman & Friedman Capital Partners VII (Parallel), L.P. [d,e]	North America	06/28/2019	10,163,271
Insight Equity I LP [c]	North America	12/31/2018	14,253
Insight Equity II LP [c]	North America	12/31/2018	1,120,476
Insight Partners Continuation Fund, L.P. [c]	North America	08/14/2019	7,203,082
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	643,349
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	221,741
Insight Venture Partners VI, L.P.	North America	06/30/2015	39,283
Insight Venture Partners VII, L.P.	North America	06/30/2015	2,195,038
Insight Venture Partners VIII (Co-Investors), L.P. [c]	North America	12/31/2019	226,329
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,872,087
Insight Venture Partners IX, L.P. [c]	North America	09/30/2019	51,634
Insight Venture Partners (Cayman) VIII, L.P. [c]	North America	09/30/2019	1,885,985
Insight Venture Partners (Cayman) IX, L.P. [c]	North America	09/30/2019	1,992,714
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P. [c]	North America	09/30/2019	447,411
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P. [c]	North America	09/30/2019	745,016
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P. [c]	North America	09/30/2019	47,207
J.W. Childs Equity Partners III, L.P. [c]	North America	12/31/2018	222
JMI Equity Fund VI, L.P. [c]	North America	09/29/2017	18,433
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	1,287,006
KKR 2006 Fund L.P.	North America	09/29/2017	396,324
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	578,558
KPS Special Situations Fund III, L.P.	North America	09/29/2017	17,576
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	09/29/2017	25,122
Littlejohn Fund III, L.P. [c]	North America	12/31/2018	31,522
Littlejohn Fund IV, L.P.	North America	12/30/2015	745,990
Madison Dearborn Capital Partners IV, L.P. [c]	North America	12/31/2019	920,710
Madison International Real Estate Liquidity Fund V [c]	North America	06/30/2015	37,842
Merchant Banking Partners IV, L.P.	North America	09/29/2017	20,471
Montreux Equity Partners IV, L.P. [c]	North America	09/29/2017	403,974
MPE Partners II, L.P. [c]	North America	06/28/2019	1,640,151
MSouth Equity Partners II, L.P. [c]	North America	12/31/2019	2,436,600
Nautic Partners VI-A, L.P. [c]	North America	12/31/2019	864,366
New Enterprise Associates 12, Limited Partnership [c]	North America	09/29/2017	69,151
New Mountain Partners III, L.P. [c]	North America	09/29/2017	750,441
NewView Capital Fund I, L.P. [c]	North America	10/31/2018	5,575,703
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	74,908
Oak Investment Partners XII, Limited Partnership [c]	North America	03/31/2019	404,803
Paladin III (HR), L.P. [c]	North America	09/29/2017	976,199
Pamlico Capital III, L.P. [c]	North America	12/31/2019	3,585,999
Parthenon Investors II, L.P. [c]	North America	12/31/2018	153,189
Parthenon Investors III, L.P.	North America	12/31/2018	1,285,123
Perry Partners International, Inc. [c]	North America	12/30/2015	7,391
Platinum Equity Capital Partners II, L.P. [c]	North America	09/29/2017	94,501
Providence Equity Partners IV, L.P. [c]	North America	12/30/2016	13,576
Providence Equity Partners V, L.P. [c]	North America	12/30/2016	92,942
Providence Equity Partners VI, L.P.	North America	12/30/2016	4,788,785
Providence Equity Partners VII, L.P.	North America	09/29/2017	341,550
Providence TMT Special Situations Fund L.P. [c]	North America	12/31/2018	9,151
Roark Capital Partners II, LP	North America	06/29/2018	937,012
Roark Capital Partners III LP	North America	06/29/2018	1,221,860
Roark Capital Partners IV LP	North America	06/29/2018	856,504
Saw Mill Capital Partners, L.P. [c]	North America	09/29/2017	61,160
Silver Lake Partners II, L.P.	North America	12/30/2016	87,129
Silver Lake Partners III, L.P.	North America	12/31/2018	396,398
Sixth Cinven Fund (No. 4) Limited Partnership [c]	Europe	06/28/2019	1,817,733
SL SPV-2 L.P. [c]	North America	02/14/2019	553,936
Summit Partners Private Equity Fund VII-A, L.P. [c]	North America	12/31/2018	619,863
Summit Partners Venture Capital Fund II-A, L.P. [c]	North America	12/31/2018	93,563
Summit Ventures VI-A, L.P.	North America	12/31/2018	266,678
Sun Capital Partners IV, LP	North America	12/31/2018	207,428
Sun Capital Partners V, L.P.	North America	12/31/2018	367,914
SunTx Capital Partners II, L.P. [c]	North America	12/31/2019	1,317,927
TA X, L.P.	North America	12/31/2018	3,431
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	156,600
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	255,529
The Veritas Capital Fund III, L.P.	North America	09/29/2017	127,090
The Veritas Capital Fund V, L.P. [c,d,f]	North America	06/28/2019	11,723,861
Thomas H. Lee Equity Fund VI, L.P.	North America	12/29/2017	112,563
Thomas H. Lee Equity Fund VI (2019), L.P.	North America	05/30/2019	816,847

Pomona Investment Fund
Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2019

Private Equity Investments [a,h] (100.18%) (continued)	Geographic	Original
Secondary Investments (84.73%) (continued)	Region [b]	Acquisition Date	Fair Value
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [c]	North America	06/29/2018	$4,892,159
Thomas H. Lee Parallel Fund VI, L.P.	North America	09/28/2018	587,029
TowerBrook Investors III, L.P. [c]	North America	12/31/2019	361,790
TPF II-A, L.P. [c]	North America	12/31/2019	76,105
TPG Growth III (A), L.P. [c]	North America	12/31/2019	2,494,164
TPG Opportunities Partners III (B), L.P.	North America	06/30/2015	58,000
TPG Partners V, L.P.	North America	09/29/2017	148,534
TPG Partners VI, L.P.	North America	09/29/2017	1,880,851
TPG STAR, L.P. [c]	North America	09/29/2017	293,188
Vista Equity Partners Fund V, L.P. [c]	North America	09/28/2018	4,358,247
Warburg Pincus Private Equity VIII, L.P.	North America	12/31/2018	1,230
Waud Capital Partners QP II, L.P. [c]	North America	12/31/2018	93,108
Weston Presidio V, L.P. [c]	North America	12/31/2018	194,231
Westview Capital Partners II, L.P. [c]	North America	12/31/2019	752,010
Wicks Communications & Media Partners III, L.P.	North America	12/31/2018	201,405
Wind Point Partners VII-B, L.P. [c]	North America	09/29/2017	611,863
Total Secondary Investments (84.73%)			153,713,970
Total Private Equity Investments (Cost $185,733,944) (100.18%)			$ 181,739,237

Short-Term Investments (2.07%)
Money Market Fund	Fair Value
Fidelity Investments Money Market Government Portfolio - Class I, 1.47% [g]	$2,284,993
JP Morgan U.S. Government Money Market Fund, 1.24% [g]	1,471,129
Total Money Market Fund (2.07%)	$3,756,122

Total Short-Term Investments (Cost $3,756,122) (2.07%)	$3,756,122

Total Investments (Cost $189,490,066) (102.25%)	$185,495,359

Liabilities in Excess of Other Assets (-2.25%)	(4,084,380)

Shareholders' Capital (100.00%)	$181,410,979

[a]	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2019 was $185,733,944 and $181,739,237, respectively.
[b]	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
[c]	Non-income producing.
[d]	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.
[e]	This Private Equity Investment makes investments for long-term appreciation including, but not limited to, financial restructurings, leveraged buyouts and other investments in public and private companies.
[f]	This Private Equity Investment invests primarily in middle-market companies in select target industries.
[g]	The rate quoted is the annualized seven-day yield of the Money Market Fund at the period end.
[h]	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. As of December 31, 2019, the aggregate cost of each investment restricted to resale was:
$2,445,599, $5,107,609, $610,540, $4,580,000, $292,500, $0, $1,123,925, $0, $1,145,585, $550,765, $5,096,929, $0, $1,966,118, $1,677,361, $49,595, $2,553,060, $1,830,575, $15,435, $2,758,301, $205,122, $583,257, $207,218, $357,733, $612,952, $120,111, $2,569,041, $2,154, $3,942, $2,557,094, $251,299, $504,443, $199,986, $0, $838,848, $1,257,486, $56,735, $953,841, $5,901,668, $450,882, $10,142, $426,158, $4,127,850, $60,663, $4,423, $138,015, $61,981, $6,066,247, $1,011,242, $509,707, $42,457, $223,793, $308,362, $60,632, $688,460, $368,499, $429,596, $1,151,407, $1,882,220, $571,384, $1,831,948, $461,676, $3,401,809, $165,937, $1,309,767, $1,880,528, $175,594, $453,095, $2,917,266, $442,396, $4,399,910, $2,637,709, $1,840,371, $132,056, $261,086, $206,465, $509,313, $1,681,707, $72,969, $79,100, $389,489, $9,209,280, $157,636, $927,987, $6,673,236, $577,980, $218,414, $966,960, $1,731,163, $178,290, $2,274,648, $44,889, $1,441,178, $1,748,634, $508,481, $724,085, $45,011, $453, $4,482, $1,891,297, $388,863, $375,104, $486,438, $495,196, $11,741, $1,513,455, $514,227, $44,743, $2,973, $352,649, $1,336,806, $2,165,099, $749,619, $134,074, $883,437, $4,316,346, $45,195, $247,421, $422,584, $2,720,278, $225,909, $1,028,812, $105,492, $319,961, $19,151, $436,235, $6,123,454, $274,350, $5,693, $842,961, $1,033,068, $840,626, $675,054, $1,415,896, $944,883, $1,601,629, $497,345, $740,922, $77,683, $444,480, $288,355, $457,002, $1,157,673, $1,414, $283,100, $293,899, $364,079, $7,899,664, $154,498, $677,772, $4,574,894, $379,623, $409,125, $19,496, $2,244,417, $46,680, $343,107, $2,192,902, $573,289, $4,952,611, $29,979, $45,465, $100,545, $660,857, $209,529, $358,875, respectively, totaling, $185,733,944.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of private equity investment strategies:

•	Secondary Investments refer to investments in existing investment funds that are typically acquired in privately negotiated transactions.

•	Primary Investments refer to investments in newly established private equity funds, which are made during a private equity fund’s initial fundraising period in the form of capital commitments that are then called down by the fund and utilized to finance its investments during a predefined period.

•	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

•	Direct Investment/Co-Investment refers to an investment in an operating company by the Fund, as opposed to an investment in an Investment Fund that, in turn, invests in operating companies.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and NAV cannot be used, such as Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
•	Discounted cash flow analysis, including a terminal value or exit multiple.
•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
•	Valuations implied by third-party investment in similar assets or issuers.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by Pomona Management LLC (the “Administrator”). The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$-	$-	$2,509,054	$2,509,054
Short-Term Investments	$3,756,122	$-	$-	$3,756,122
Total	$3,756,122	$-	$2,509,054	$6,265,176

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2019, $179,230,183 was fair valued utilizing NAV as practical expedient.

During the period ended December 31, 2019, the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation /(depreciation)	Net purchases	Net sales	Balance as of December 31, 2019
-	-	-	-	$63,455	$2,445,599	-	$2,509,054

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019:

Fair Value
December 31,	Valuation	Unobservable
2019	Methodologies	Input	Input
$2,509,054	Market comparable companies	Enterprise value to EBITDA multiple	8.8x

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end.

At December 31, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$	40,654,965
Gross unrealized depreciation		(13,659,315)
Net unrealized appreciation	$	26,995,650
Cost of investments	$	158,499,709

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	February 28, 2020

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	February 28, 2020

*	Print the name and title of each signing officer under his or her signature.